Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (in millions)	Adjusted EBITDA(6) (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$5,304,620	$3,947,696	$2,201,878	$1,763,338	$524.84	$593.49	$90.2	$206.0
2024	4,296,185	5,896,984	1,920,336	2,556,567	805.83	558.98	307.4	417.4
2023	2,585,370	3,098,417	1,328,276	1,584,526	362.21	347.40	172.4	271.4
2022	2,359,438	2,448,479	1,020,559	1,093,937	193.15	286.75	71.9	161.1
2021	$3,110,797	$3,240,689	$1,083,644	$1,297,167	$150.75	$236.20	$92.6	$188.6
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. John C. Hadjipateras, who was our President and Chief Executive Officer for all years presented, in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. John C. Hadjipateras as computed in accordance with Item 402(v) of Regulation S-K (“CAP”). The reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to PEO is as follows:

	2025	2024	2023	2022	2021
Summary Compensation Table Total	$5,304,620	$4,296,185	$2,585,370	$2,359,438	$3,110,797
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(3,140,020)	(2,381,285)	(1,023,220)	(794,363)	(1,224,997)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,258,479	2,166,567	905,520	519,100	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(454,036)	505,794	202,511	21,998	142,987
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	1,046,686	793,771	379,422	316,588	1,224,997
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(68,033)	515,952	48,814	25,718	(13,095)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$3,947,696	$5,896,984	$3,098,417	$2,448,479	$3,240,689

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. John C. Lycouris, Theodore B. Young, Tim T. Hansen, and Alexander C. Hadjipateras.

(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The reconciliation of the Average Summary Compensation Table Total to Compensation Actually Paid to Non-PEO NEOs is as follows:

	2025	2024	2023	2022	2021
Summary Compensation Table Total	$2,201,878	$1,920,336	$1,328,276	$1,020,559	$1,083,644
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,096,220)	(869,835)	(463,455)	(224,614)	(292,481)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	439,350	732,336	406,088	176,966	410,313
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(118,212)	207,113	122,661	36,975	63,814
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	365,413	331,046	162,815	62,228	35,919
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(28,871)	235,571	28,141	21,823	(4,042)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$1,763,338	$2,556,567	$1,584,526	$1,093,937	$1,297,167

(5)	The dollar amounts reported in column (g) represent the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following direct competitors on a line-of-business basis: BWLPG and NVGS. NVGS’s common stock trades on the New York Stock Exchange, while the common stock of BWLPG primarily trades on the Oslo Stock Exchange in NOK. For the purposes of the comparison, the returns for Avance and BWLPG were converted into U.S. dollars based on the relevant NOK to USD exchange rate. Avance was removed from the peer group due to its liquidation in early 2025.

(6)	The dollar amounts reported in column (i) represent Adjusted EBITDA as defined and presented in the CD&A above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. John C. Hadjipateras, who was our President and Chief Executive Officer for all years presented, in the “Total” column of the Summary Compensation Table (“SCT”).
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. John C. Lycouris, Theodore B. Young, Tim T. Hansen, and Alexander C. Hadjipateras.

Peer Group Issuers, Footnote
(5)	The dollar amounts reported in column (g) represent the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following direct competitors on a line-of-business basis: BWLPG and NVGS. NVGS’s common stock trades on the New York Stock Exchange, while the common stock of BWLPG primarily trades on the Oslo Stock Exchange in NOK. For the purposes of the comparison, the returns for Avance and BWLPG were converted into U.S. dollars based on the relevant NOK to USD exchange rate. Avance was removed from the peer group due to its liquidation in early 2025.

PEO Total Compensation Amount	$ 5,304,620	$ 4,296,185	$ 2,585,370	$ 2,359,438	$ 3,110,797
PEO Actually Paid Compensation Amount	$ 3,947,696	5,896,984	3,098,417	2,448,479	3,240,689
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. John C. Hadjipateras as computed in accordance with Item 402(v) of Regulation S-K (“CAP”). The reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to PEO is as follows:

	2025	2024	2023	2022	2021
Summary Compensation Table Total	$5,304,620	$4,296,185	$2,585,370	$2,359,438	$3,110,797
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(3,140,020)	(2,381,285)	(1,023,220)	(794,363)	(1,224,997)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,258,479	2,166,567	905,520	519,100	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(454,036)	505,794	202,511	21,998	142,987
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	1,046,686	793,771	379,422	316,588	1,224,997
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(68,033)	515,952	48,814	25,718	(13,095)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$3,947,696	$5,896,984	$3,098,417	$2,448,479	$3,240,689

Non-PEO NEO Average Total Compensation Amount	$ 2,201,878	1,920,336	1,328,276	1,020,559	1,083,644
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,763,338	2,556,567	1,584,526	1,093,937	1,297,167
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The reconciliation of the Average Summary Compensation Table Total to Compensation Actually Paid to Non-PEO NEOs is as follows:

	2025	2024	2023	2022	2021
Summary Compensation Table Total	$2,201,878	$1,920,336	$1,328,276	$1,020,559	$1,083,644
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,096,220)	(869,835)	(463,455)	(224,614)	(292,481)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	439,350	732,336	406,088	176,966	410,313
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(118,212)	207,113	122,661	36,975	63,814
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	365,413	331,046	162,815	62,228	35,919
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(28,871)	235,571	28,141	21,823	(4,042)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$1,763,338	$2,556,567	$1,584,526	$1,093,937	$1,297,167

Total Shareholder Return Amount	$ 524.84	805.83	362.21	193.15	150.75
Peer Group Total Shareholder Return Amount	593.49	558.98	347.4	286.75	236.2
Net Income (Loss)	$ 90,200,000	$ 307,400,000	$ 172,400,000	$ 71,900,000	$ 92,600,000
Company Selected Measure Amount	206,000,000	417,400,000	271,400,000	161,100,000	188,600,000
PEO Name	Mr. John C. Hadjipateras
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)	The dollar amounts reported in column (i) represent Adjusted EBITDA as defined and presented in the CD&A above.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,140,020)	$ (2,381,285)	$ (1,023,220)	$ (794,363)	$ (1,224,997)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,258,479	2,166,567	905,520	519,100
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,036)	505,794	202,511	21,998	142,987
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,046,686	793,771	379,422	316,588	1,224,997
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,033)	515,952	48,814	25,718	(13,095)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,096,220)	(869,835)	(463,455)	(224,614)	(292,481)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	439,350	732,336	406,088	176,966	410,313
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,212)	207,113	122,661	36,975	63,814
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,413	331,046	162,815	62,228	35,919
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,871)	$ 235,571	$ 28,141	$ 21,823	$ (4,042)